Income Taxes (Summary Of Significant Components Of Deferred Income Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax credits	$ 159.0	$ 173.4
Premium on long-term debt	111.9	124.0
Net operating loss carryfowards	104.0	87.8
Employee benefits, including share-based compensation	41.7	33.4
Deferred revenue	19.4	22.7
Other	19.8	24.5
Total deferred tax assets	455.8	465.8
Valuation allowance	(232.6)	(227.1)
Net deferred tax assets	223.2	238.7
Property and equipment	(453.6)	(472.9)
Intercompany transfers of property	(29.2)	(32.2)
Deferred costs	(11.4)	(20.9)
Other	(24.0)	(31.3)
Total deferred tax liabilities	(518.2)	(557.3)
Net deferred tax liability	(295.0)	(318.6)
Net current deferred tax asset	20.9	13.8
Net noncurrent deferred tax liability	$ (315.9)	$ (332.4)